Capital Structure (Tables)	6 Months Ended
Jun. 30, 2019
Capital Structure [Abstract]
Outstanding Warrants
In connection to the public offering and private placement that took place on May 13, 2019, 6,653,529 Class C Warrants and 6,653,529 Class B Warrants were issued. As of June 30, 2019 3,507,640 Class C Warrants have been exercised in a cashless exercise that resulted to the issuance of 9,610,930 common shares according to the terms of the Warrants' Agreement. No Class B Warrants and Warrant III have been exercised. As of June 30, 2019, the Company had the following outstanding warrants, each warrant to purchase one share of the Company’s common shares:

Warrant	Shares to be issued upon exercise of remaining warrants
Class A	766,666
Class B	6,653,529
Class C	3,145,889
Warrant I	33,333
Warrant II	4,333
Warrant III	210,000
Total	10,813,750